Colbert Johnston LLP
                         Attorneys and Counselors at Law



                                 August 15, 2007



Mr. Mark P. Shuman Branch Chief - Legal
Securities and Exchange Commission
Washington, D.C.  20549

                Re:        Cistera Networks, Inc.
                           Registration Statement on Form SB-2 (No. 333-127800)

Mr. Shuman:

         The following responses to your comment letter of September 19, 2005 (the "Comment Letter") are submitted on behalf of Cistera Networks, Inc., a Nevada corporation (the "Company"), in connection with the above referenced Registration Statement. Simultaneously herewith, the Company has filed Amendment No. 2 to the Registration Statement (the "Amendment"), which has been marked to show changes from the original filing. For convenience, we have copied the comments contained in the Comment Letter and provided the Company's responses below:

Certain Relationships and Related Transactions. page 43

1. Provide a materially complete description of the license agreement obligations to XBridge that were discharged by means of the issuance of
         1.5 million company shares. Describe the transactions that generated the obligations and the manner in which the amount of the obligations was computed. Also indicate how the value of the shares to be issued was determined and compare the issuance price to the market price at the time of this arrangement.

         Response

         We have revised the Certain Relationships and Related Transactions on page 39 of the Amendment, to include a discussion of the XBridge obligations that were discharged by means of the issuance of 1.5 million company shares, as well as analysis of the obligations arising between XBridge and the company. All shares issued to XBridge in connection with the transactions described were issued at market prices at the time of issuance.

             6021 Morriss Road, Suite 101, Flower Mound, Texas 75028
                   Phone: (972) 724-3338 o Fax: (972) 724-1922

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Mr. Mark Shuman
August 10, 2007
Page 2

2. Similarly, describe the services that XBridge agreed to provide the company under the development and maintenance services arrangement. Ensure that you describe the services provided and the amounts owed and paid with respect to this arrangement for each of the two most recently completed fiscal years. Provide a reasonably detailed description of the services that resulted in the $1.86 million of indebtedness and explain the manner in which the amount of the debt was established.

         Response

         We have revised the Certain Relationships and Related Transactions on page 39 of the Amendment to include a table indicating the development and maintenance work to be provided by XBridge to the company, as well as the amounts invoiced by XBridge to the company for such work. Total fees applicable for FY 2004 and 2005 which totaled $1.86 million.

3. Please also expand this section to describe fully the relationship between XBridge and the company immediately prior to the acquisition. We note from your disclosure on page 57 that in addition to sharing several officers and directors with the company, XBridge also owned a majority of the company's stock prior to the XBridge acquisition. Ensure that all the effects of the related party merger transaction on each shared officer and director are described on an individualized basis for each related party within the meaning of Item 404(a) of Regulation S-B. For example, describe the securities received by each related party and discuss changes in their option or employment agreements that were associated with the related party merger. Also, state the total purchase price paid in connection with your acquisition of XBridge. See ltem 404(a) (3) of Regulation S-B and Instruction 3 to ltem 404.

         Response

         We have revised the Certain Relationships and Related Transactions on page 39 of the Amendment to more fully describe the relationships between XBridge and the company prior to the merger, as well as the relationships and effects of the merger on shared officers and directors of XBridge and the company. Per your request, the total purchase price paid in connection with the merger has been disclosed. We have also revised our disclosures under Recent Sales of Unregistered Securities on page 54 of the Amendment to expand upon the related disclosures.

4. We note that in the recent unregistered sales section at page 57, you express the belief that the structure of the merger agreement with XBridge and the issuance of shares "were comparable to what the company would have received through arms-length negotiations with an unaffiliated party." Please revise this section consistent with your disclosure on page 57 and discuss the basis of this statement.



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Mr. Mark Shuman
August 10, 2007
Page 3


         Response

         We have revised the disclosures under both Certain Relationships and Related Transactions on page 39 and under Recent Sales of Unregistered Securities on page 54 of the Amendment to disclose the basis for the company's belief that the transaction was comparable to what would have been received in an arms-length negotiations with an unaffiliated party.

5. We also note from page 57 that the company issued shares to certain officers and consultants of the company in exchange for the cancellation of $482,364 of XBridge debt held by such individuals. Revise this section to provide all disclosure regarding this transaction that is required by Item 404 of Regulation S-B.

         Response

         We have revised the Certain Relationships and Related Transactions on page 39 of the Amendment to expand our disclosures related to the issuance of our shares in exchange for cancellation of the debt to include the additional disclosures required by Item 404 of Regulation S-B.

Selling Stockholders

6. Please revise your selling stockholders table to provide only the information required by Item 507 of Regulation S-B, in the format required by Item 507. In this regard, we note that the current format of the table does not clearly provide the beneficial ownership of each selling stockholder. Additionally, while you have a column entitled, "Percentage Ownership (For Greater Than 1 % Shareholders)," such column should clearly reflect the beneficial ownership of the selling stockholders after the shares being offered for resale have been sold.

         Response

         We have revised the Selling Stockholders Table on pages 45-46 of the Amendment to provide only the information required by Item 507 of Regulation S-B, in the format required by Item 507.

7. Please revise to name the natural person or persons who exercise the sole or shared voting and/or dispositive powers with respect to the shares to be offered for resale by American Corp. Register Inc., Rocky Mountain Customer Services, Inc., T.C.R. LP and Technacity LLC. See Interpretation 1.60 of the July 1997 manual of publicly available CF telephone interpretations, as well as interpretation 4s of the Regulation S-K portion of the March 1999 supplement to the CF telephone interpretation manual.



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Mr. Mark Shuman
August 10, 2007
Page 4


         Response

         We have revised the Selling Stockholders Table on pages 45-46 of the Amendment to name the natural person or persons who exercise the sole or shared voting and/or dispositive powers with respect to all of the shares to be offered for resale

8. It does not appear that any of the selling security holders are registered broker-dealers. Please inform us in this respect. Additionally, if any of the selling security holders are affiliates of broker-dealers, please disclose, and tell us whether they received their shares in the ordinary course of business and whether, at the time of acquisition, they had any understandings or arrangements with any other person, either directly or indirectly, to distribute the shares.

         Response

         To the company's knowledge after reasonable inquiry, no selling security holders are registered broker-dealers.

9. Please revise this section to disclose all material relationships between the company and each of the selling stockholders during the past three years, including the material terms of the transactions by which each of the selling stockholders received their shares. For example, we would expect to see disclosure regarding the material terms of the XBridge acquisition and the debt offering and an indication of which of the selling stockholders received their shares as part of such transactions. Additionally, we would expect to see disclosure regarding the material terms of the former debt, held by the officers and consultants of the company who were issued shares in exchange for cancellation of such debt, and identification of such individuals. Finally, we would expect to see disclosure regarding which of the selling stockholders are affiliates of the company and disclosure regarding the material terms of those relationships.

         Response

         We have revised this section to disclose all material relationships between the company and the selling stockholders during the past three years.

Signatures

10. The Instructions for signatures portion of Form SB-2 requires that your registration statement be signed by both the CFO @the controller or principal accounting officer. Please ensure that your next amendment is revised accordingly.

         Response

         The Amendment has been revised to include the signatures of both the CFO and the controller.

Mr. Mark Shuman
August 10, 2007
Page 5


Exhibits

11. Please ensure that your next amendment attaches as exhibits or incorporates by reference from prior filings, all instruments governing the rights of the selling stockholders and all contracts between the company and any of the selling stockholders or the company's directors or officers. See paragraphs (b)(4)(i) and (b)(lO)(i)(A) of ltem 601 of Regulation S-B. In this regard, we note that you have not included the XBridge acquisition documents or the debt agreements with certain of your officers and directors. Please revise accordingly.

         Response

         All required exhibits and documents are included in the amended filing.

Legal Opinion

12. We note that you have neither filed a legal opinion nor included a legal opinion on your exhibit index with an indication that it will be filed with a future amendment. Please note that we will review the opinion provided in response to Item 601(b)(5) of Regulation S-B and may have comments concerning the opinion when it is filed.

         Response

         The legal opinion has been filed as an exhibit to the Amendment.


If any member of the staff has any questions concerning the company's responses or the Amendment, he or she should contact Robert J. Johnston at (972) 724-3338.

                                                     Very truly yours,

                                                     /s/  Robert J. Johnston

                                                     Robert J. Johnston